Additional information of the cash flow statement (Tables)	12 Months Ended
Dec. 31, 2023
Additional information of the cash flow statement
Schedule of non-cash flows effects

Description	12/31/2023
Addition to property, plant, and equipment in exchange for:
Lease	4,872
Financing	3,761
Suppliers	15,241
Non-cash effects	23,874